Stockholders’ Equity	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Stockholders’ Equity [Abstract]
Stockholders’ Equity

Note 10 — Stockholders’ Equity

Spin-Out

Prior to the Spin-Out, LiveOne, through its wholly owned subsidiary, LiveXLive PodcastOne, Inc., canceled 127,984,230 shares of the Company’s common stock. As of December 31, 2023, LiveXLive PodcastOne, Inc. owned approximately 17.0 million shares of the Company’s common stock (not including any shares of common stock underlying the PC1 Warrants held by LiveOne), which constituted approximately 74% of the Company’s issued and outstanding shares of common stock as of such date.

Pursuant to the Company’s Amended and Restated Certificate of Incorporation which was approved by the Company’s board of directors and LiveOne as the sole stockholder on December 15, 2022, which became effective on September 12, 2023, in connection with the completion of the Spin-Out, the Company is authorized to issue up to 110,000,000 shares, consisting of 100,000,000 shares of the Company’s common stock and 10,000,000 shares of the Company’s preferred stock, $0.00001 par value per share (the “preferred stock”).

On September 8, 2023, the Company completed the Spin-Out and converted the outstanding PC1 Bridge Loan into 2,340,707 shares of common stock based on a fair value of $4.39 per share, which was the closing price of the stock on the date of conversion. The book value of the PC1 Bridge Loan and the bifurcated embedded derivative were converted into additional paid in capital, which equaled the fair value of the 2,340,707 shares issued for the conversion of the PC1 Bridge Loan. As a result of the completion of the Spin-Out and the PodcastOne shares becoming publicly traded, the Company reclassified its warrant liability to equity as a result of the strike price and number of warrants becoming fixed at $3.00 per share, which resulted in a $9.1 million increase to additional paid in capital. In addition, the Company’s derivative liability was written to zero as the derivative was unexercised.

Finder’s Agreement

In September 2023, the Company entered into a finder’s fee arrangement pursuant to which the Company agreed to issue shares of its common stock at a price of $8.00 per share (subject to adjustment in certain limited circumstances) as a finder’s fee to a certain third party podcast platform in the event certain former and/or current podcasts of such platform entered into new podcasting agreements with the Company, with the amount of the fee to be based on the amount of revenues actually derived by the Company from such podcasts during a predetermined period. Payments made to such third party attributed to the Company entering into new podcast contracts were capitalized to content creator relationship intangibles. As of December 31, 2023, the Company has capitalized $2.3 million of payments made to such third party.

2016 Equity Incentive Plan

LiveOne’s board of directors and stockholders approved its 2016 Equity Incentive Plan, as amended (the “2016 Plan”) which reserved a total of 12,600,000 shares of LiveOne’s common stock for issuance. On September 17, 2020, LiveOne’s stockholders approved the amendment to the 2016 Plan to increase the number of shares available for issuance under the 2016 Plan by 5,000,000 shares increasing the total up to 17,600,000 shares, which increase was formally adopted by LiveOne on June 28, 2021. Incentive awards authorized under the 2016 Plan include, but are not limited to, nonqualified stock options, incentive stock options, restricted stock awards, restricted stock units, performance grants intended to comply with Section 162(m) of the Internal Revenue Code of 1986, as amended (the “Code”), and stock appreciation rights. If an incentive award granted under the 2016 Plan expires, terminates, is unexercised or is forfeited, or if any shares are surrendered to LiveOne in connection with the exercise of an incentive award, the shares subject to such award and the surrendered shares will become available for further awards under the 2016 Plan.

LiveOne Options Grants to the Company’s Employees

Stock option awards are granted with an exercise price equal to the fair market value of LiveOne’s common stock at the date of grant based on the closing market price of its common stock as reported on The Nasdaq Capital Market. The option awards generally vest over two to four years and are exercisable any time after vesting. The stock options expire ten years after the date of grant.

As of December 31, 2023, unrecognized compensation costs for unvested awards to employees was $0.1 million, which is expected to be recognized over a weighted-average service period of 0.75 years.

The following table summarizes the activity of LiveOne’s options granted to its and its subsidiaries’ employees during the nine months ended December 31, 2023:

		Weighted-
		Average
		Exercise
	Number of	Price per
	Shares	Share
Outstanding as of March 31, 2023	240,000	2.84
Granted	15,000	1.75
Exercised	-	-
Forfeited or expired	(100,000)	4.20
Outstanding as of December 31, 2023	155,000	1.86
Exercisable as of December 31, 2023	128,750	1.56

The weighted-average remaining contractual term for options to employees outstanding and options to employees exercisable as of December 31, 2023 was 7.84 years and 7.88 years, respectively. The intrinsic value of options to employees outstanding and options to employees exercisable was none and none, respectively, at December 31, 2023.

The fair value of stock options outstanding and exercisable at December 31, 2023 was $0.3 million and $0.1 million, respectively. The fair value of stock options outstanding and exercisable at December 31, 2022 was $0.7 million and $0.2 million, respectively.

Restricted Stock Units Grants

As of December 31, 2023, unrecognized compensation costs for unvested LiveOne restricted stock units awards to employees was $0.1 million, which is expected to be recognized over a weighted-average service period of 0.94 years.

The following table summarizes the activity of LiveOne’s restricted stock units granted to employees during the nine months ended December 31, 2023:

Number of
Shares
Outstanding as of March 31, 2023	262,500
Granted	320,000
Outstanding as of December 31, 2023	582,500

The fair value of restricted stock units that vested during the three months ended December 31, 2023 and 2022 was $1.1 million and $1.5 million, respectively.

PodcastOne 2022 Equity Incentive Plan

On December 15, 2022, the Company’s board of directors and LiveOne as the sole stockholder, through its wholly owned subsidiary, LiveXLive PodcastOne, Inc., approved the Company’s 2022 Equity Incentive Plan (the “2022 Plan”) which reserved a total of 2,000,000 shares of the Company’s common stock for issuance. Incentive awards authorized under the 2022 Plan include, but are not limited to, nonqualified stock options, incentive stock options, restricted stock awards, restricted stock units, performance grants intended to comply with Section 162(m) of the Code and stock appreciation rights. If an incentive award granted under the 2022 Plan expires, terminates, is unexercised or is forfeited, or if any shares are surrendered to the Company in connection with the exercise of an incentive award, the shares subject to such award and the surrendered shares will become available for further awards under the 2022 Plan.

As of December 31, 2023, the Company has granted incentive awards underlying 651,561 shares of the Company’s common stock under the 2022 Plan with a fair value of $4.39 per share. None of the awards had vested or have been forfeited as of December 31, 2023. As of December 31, 2023, the Company recognized $0.9 million of stock compensation for vested restricted stock units. Unrecognized compensation costs for unvested PodcastOne restricted stock units issued to employees was $1.9 million, which is expected to be recognized over a weighted-average service period of 0.69 years.

Authorized Common Stock and Authority to Create Preferred Stock

Pursuant to the Company’s Amended and Restated Certificate of Incorporation which was approved by the Company’s board of directors and LiveOne as the sole stockholder on December 15, 2023, became effective in connection with the completion of the Spin-Out, the Company is authorized to issue up to 110,000,000 shares, consisting of 100,000,000 shares of the Company’s common stock and 10,000,000 shares of the Company’s preferred stock.

The Company may issue shares of preferred stock from time to time in one or more series, each of which will have such distinctive designation or title as shall be determined by the Company’s board of directors and will have such voting powers, full or limited, or no voting powers, and such preferences and relative, participating, optional or other special rights and such qualifications, limitations or restrictions thereof, as shall be stated in the resolution or resolutions providing for the issue of such class or series of preferred stock as may be adopted from time to time by the Company’s board of directors.  The Company’s board of directors will have the power to increase or decrease the number of shares of preferred stock of any series after the issuance of shares of that series, but not below the number of shares of such series then outstanding.  In case the number of shares of any series shall be decreased, the shares constituting such decrease will resume the status of authorized but unissued shares of preferred stock.

While the Company does not currently have any plans for the issuance of preferred stock, the issuance of such preferred stock could adversely affect the rights of the holders of common stock and, therefore, reduce the value of the common stock. It is not possible to state the actual effect of the issuance of any shares of preferred stock on the rights of holders of the common stock until and unless the Company’s board of directors determines the specific rights of the holders of the preferred stock; however, these effects may include: restricting dividends on the common stock, diluting the voting power of the common stock, impairing the liquidation rights of the common stock, or delaying or preventing a change in control of the Company without further action by the stockholders.

Note 12 — Stockholders’ Equity

LiveOne 2016 Equity Incentive Plan

LiveOne’s board of directors and stockholders approved its 2016 Equity Incentive Plan, as amended (the “2016 Plan”) which reserved a total of 12,600,000 shares of LiveOne’s common stock for issuance. On September 17, 2020, LiveOne’s stockholders approved the amendment to the 2016 Plan to increase the number of shares available for issuance under the 2016 Plan by 5,000,000 shares increasing the total up to 17,600,000 shares, which increase was formally adopted by LiveOne on June 29, 2021. Incentive awards authorized under the 2016 Plan include, but are not limited to, nonqualified stock options, incentive stock options, restricted stock awards, restricted stock units, performance grants intended to comply with Section 162(m) of the Internal Revenue Code of 1986, as amended (the “Code”), and stock appreciation rights. If an incentive award granted under the 2016 Plan expires, terminates, is unexercised or is forfeited, or if any shares are surrendered to LiveOne in connection with the exercise of an incentive award, the shares subject to such award and the surrendered shares will become available for further awards under the 2016 Plan.

The Company’s employees were awarded options and restricted stock awards under the 2016 Plan, therefore an allocation of the share-based compensation was made to the Company from LiveOne. The Company recognized stock-based compensation expense of $1.0 million and $2.5 million during the years ended March 31, 2023 and 2022, respectively. The total tax benefit recognized related to share-based compensation expense was $0 for the years ended March 31, 2023 and 2022, respectively.

Options Grants to the Company’s Employees

Stock option awards are granted with an exercise price equal to the fair market value of LiveOne’s common stock at the date of grant based on the closing market price of its common stock as reported on The Nasdaq Capital Market. The option awards generally vest over two to four years and are exercisable any time after vesting. The stock options expire ten years after the date of grant.

As of March 31, 2023, unrecognized compensation costs for unvested awards to employees was $0.1 million, which is expected to be recognized over a weighted-average service period of 1.25 years.

The following table provides information about LiveOne’s option grants made to the Company’s employees during the last two fiscal years:

	Year ended March 31,
	2023	2022
Number of options granted	-	120,000
Weighted-average exercise price per share	$-	$0.92
Weighted-average grant date fair value per share	$-	$1.83

The grant date fair value of each of these option grants to employees was determined using the Black-Scholes-Merton option-pricing model with the following assumptions:

Year Ended March 31,
	2023	2022
Expected volatility	-%	77.36% - 84.98%
Dividend yield	-%	-%
Risk-free rate	-%	0.75% - 2.14%
Expected term (in years)	-	5.18 – 6.85

The following table summarizes the activity of LiveOne’s options issued to the Company’s employees during the years ended March 31, 2023 and 2022:

	Number of Shares	Weighted- Average Exercise Price per Share
Outstanding as of April 1, 2021	165,000	$4.10
Granted	120,000	1.34
Exercised	-	-
Forfeited or expired	-	-
Outstanding as of March 31, 2022	285,000	2.93
Granted
Exercised	-	-
Forfeited or expired	(45,000)	3.35
Outstanding as of March 31, 2023	240,000	2.84
Exercisable as of March 31, 2023	128,750	$2.65

The weighted-average remaining contractual term for options to employees outstanding and options to employees exercisable as of March 31, 2023 was 8.33 years and 8.38 years, respectively. The intrinsic value of options to employees outstanding and options to employees exercisable was none and none, respectively, at March 31, 2023 and 2022, respectively. The intrinsic value of options exercised was none and none, respectively, at March 31, 2023 and 2022.

The fair value of stock options outstanding and exercisable at March 31, 2023 was $0.7 million and $0.3 million, respectively. The fair value of stock options outstanding and exercisable at March 31, 2022 was $0.7 million and $0.2 million, respectively.

Restricted Stock Units Grants

As of March 31, 2023, unrecognized compensation costs for unvested awards to employees was $0.2 million, which is expected to be recognized over a weighted-average service period of 0.83 years.

The following table provides information about LiveOne’s restricted stock units grants made to the Company’s employees during the last two fiscal years:

	Year ended March 31,
	2023	2022
Number of units granted	265,000	500,000
Weighted-average grant date fair value per share	$1.10	$4.06

The following table summarizes the activity of LiveOne’s restricted stock units issued to the Company’s employees during the year ended March 31, 2023 and 2022:

Number of Shares
Outstanding as of April 1, 2021	200,000
Granted	500,000
Vested	(321,875)
Cancelled	-
Outstanding as of March 31, 2022	378,125
Granted	265,000
Vested	(375,000)
Cancelled	(5,625)
Outstanding as of March 31, 2023	262,500

The fair value of restricted stock units that vested during the years ended March 31, 2023 and 2022 was $1.3 million and $1.5 million, respectively.

PodcastOne 2022 Equity Plan

On December 15, 2022, the Company’s board of directors and LiveOne as the sole stockholder, through its wholly owned subsidiary, LiveXLive PodcastOne, Inc., approved the Company’s 2022 Equity Incentive Plan (the “2022 Plan”) which reserved a total of 2,000,000 shares of the Company’s common stock for issuance. Incentive awards authorized under the 2022 Plan include, but are not limited to, nonqualified stock options, incentive stock options, restricted stock awards, restricted stock units, performance grants intended to comply with Section 162(m) of the Code and stock appreciation rights. If an incentive award granted under the 2022 Plan expires, terminates, is unexercised or is forfeited, or if any shares are surrendered to the Company in connection with the exercise of an incentive award, the shares subject to such award and the surrendered shares will become available for further awards under the 2022 Plan. The Company has not issued any inventive awards under the 2022 Plan.

Authorized Common Stock and Authority to Create Preferred Stock

The Company has the authority to issue up to 200,000,000 shares, consisting of 200,000,000 shares of the Company’s common stock, $0.001 par value per share.

In connection with the anticipated spin-out of the Company as a separate publicly trading company (the “Spin-Out”), LiveOne, through its wholly owned subsidiary, LiveXLive PodcastOne, Inc., canceled 127,984,230 shares of the Company’s common stock owned by LiveOne. As of March 31, 2023, LiveXLive PodcastOne, Inc. owned 20,000,000 shares of the Company’s common stock, which constituted 100% of the Company’s issued and outstanding shares of common stock as of such date.

Pursuant to the Company’s Amended and Restated Certificate of Incorporation which was approved by the Company’s board of directors and LiveOne as the sole stockholder on December 15, 2022, and to be formally adopted upon effectiveness of the Spin-Out, the Company would have the authority to issue up to 110,000,000 shares, consisting of 100,000,000 shares of the Company’s common stock, $0.00001 par value per share, and 10,000,000 shares of the Company’s preferred stock, $0.00001 par value per share (the “preferred stock”).

The Company may issue shares of preferred stock from time to time in one or more series, each of which will have such distinctive designation or title as shall be determined by the Company’s board of directors and will have such voting powers, full or limited, or no voting powers, and such preferences and relative, participating, optional or other special rights and such qualifications, limitations or restrictions thereof, as shall be stated in the resolution or resolutions providing for the issue of such class or series of preferred stock as may be adopted from time to time by the Company’s board of directors.  The Company’s board of directors will have the power to increase or decrease the number of shares of preferred stock of any series after the issuance of shares of that series, but not below the number of shares of such series then outstanding.  In case the number of shares of any series shall be decreased, the shares constituting such decrease will resume the status of authorized but unissued shares of preferred stock.

While the Company does not currently have any plans for the issuance of preferred stock, the issuance of such preferred stock could adversely affect the rights of the holders of common stock and, therefore, reduce the value of the common stock. It is not possible to state the actual effect of the issuance of any shares of preferred stock on the rights of holders of the common stock until and unless the Company’s board of directors determines the specific rights of the holders of the preferred stock; however, these effects may include: restricting dividends on the common stock, diluting the voting power of the common stock, impairing the liquidation rights of the common stock, or delaying or preventing a change in control of the Company without further action by the stockholders.